UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2010

Date of reporting period:	9/30/2010

Item 1. Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.9%
BANK LOAN
Technology
Lender Processing Services, Inc.(a) (cost $485,675)	Baa3	2.756%	07/02/14	$489	$489,353

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
Banc of America Commercial Mortgage, Inc., Ser. 2004-4, Class A3	AAA(b)	4.128%	07/10/42	212	212,053
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A2(c)	Aaa	5.698%	12/10/49	4,220	4,437,908
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A3(c)	Aaa	5.698%	12/10/49	10,000	10,725,037
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	5,766	5,809,273
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A2B	Aaa	5.205%	12/11/49	14,249	14,858,644
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	12,278	12,674,652
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	500	502,257
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(b)	4.207%	12/10/41	201	201,229
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285%	07/05/35	34	33,941
GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	5,000	5,131,501
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778%	08/10/45	12,330	12,825,908
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	15,000	15,367,005
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(b)	4.885%	09/15/30	1,710	1,772,243
LB-UBS Commercial Mortgage Trust, Ser. 2007-C2, Class A2	AAA(b)	5.303%	02/15/40	14,834	15,412,446
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960%	07/12/38	1,333	1,369,559
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	3,000	3,075,180
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A3(c)	Aaa	5.903%	02/15/51	11,193	11,917,613

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $115,674,293)					116,326,449

CORPORATE BONDS — 93.9%
Aerospace & Defense — 1.3%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.950%	06/01/14	2,500	2,758,797
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	5.200%	08/15/15	7,000	7,724,829
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.400%	12/15/11	5,750	6,056,233
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	3.250%	10/27/14	4,750	5,075,285
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500%	02/15/15	8,835	9,554,796
Boeing Co. (The), Sr. Unsec’d. Notes	A2	5.000%	03/15/14	2,400	2,700,569
General Dynamics Corp., Gtd. Notes	A2	5.250%	02/01/14	2,115	2,387,501
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	2,070	2,134,688
Martin Marietta Corp., Gtd. Notes	Baa1	7.375%	04/15/13	3,000	3,424,632
Northrop Grumman Corp., Sr. Unsec’d. Notes(d)	Baa2	3.700%	08/01/14	4,500	4,826,088
Northrop Grumman Systems Corp., Gtd. Notes	Baa1	7.125%	02/15/11	3,910	4,000,137
Raytheon Co., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/12	2,000	2,200,180
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750%	12/01/13	2,000	2,186,076

					55,029,811

Airlines — 0.4%
American Airlines, Inc., Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	700	714,000
American Airlines, Inc., Pass-Through Trust 2001-02, Pass-thru Certs., Ser. 01-2	Ba1	7.858%	10/01/11	205	214,738
Continental Airlines, Inc., Pass-thru Certs., Ser. 00-2	Baa2	7.487%	10/02/10	910	911,092
Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1(d)	Ba1	7.373%	12/15/15	204	198,486
Delta Air Lines, Inc., Pass-thru Certs.(d)	Baa2	6.200%	07/02/18	5,435	5,652,400
Delta Air Lines, Inc., Pass-thru Certs., Ser. 00A2	BBB-(b)	7.570%	11/18/10	2,000	2,016,066
Delta Air Lines, Inc., Pass-thru Certs., Ser. 01A2	BBB-(b)	7.111%	09/18/11	6,150	6,426,750

					16,133,532

Automotive — 1.7%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	2.375%	03/18/13	10,000	10,222,070
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	6.700%	10/01/13	1,000	1,142,243
Daimler Finance North America LLC, Gtd. Notes, MTN	A3	5.750%	09/08/11	11,155	11,647,549
Daimler Finance North America LLC, Gtd. Notes	A3	5.875%	03/15/11	17,670	18,073,954
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, MTN(d)	Ba3	5.625%	09/15/15	6,980	7,177,667

Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	1,175	1,253,274
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.250%	01/15/11	1,195	1,210,333
PACCAR Financial Corp., Notes, MTN	A1	1.950%	12/17/12	8,550	8,713,091
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625%	08/12/13	10,000	10,052,020

					69,492,201

Banking — 23.9%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	3.875%	11/10/14	7,250	7,420,382
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.500%	04/16/13	9,000	9,796,140
American Express Co., Sr. Unsec’d. Notes	A3	7.250%	05/20/14	3,900	4,572,929
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.750%	09/15/15	9,990	10,052,647
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.125%	08/25/14	7,400	8,197,328
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%	05/02/13	4,850	5,337,891
American Express Credit Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300%	08/20/13	15,800	18,160,978
ANZ National International Ltd. (New Zealand), Gtd. Notes., 144A	Aa2	2.375%	12/21/12	5,000	5,070,515
ANZ National International Ltd. (New Zealand), Gtd. Notes., 144A, MTN	Aa2	6.200%	07/19/13	2,500	2,778,448
Bank of America Corp., Sr. Unsec’d. Notes(d)	A2	3.700%	09/01/15	9,780	9,880,636
Bank of America Corp., Sr. Unsec’d. Notes(d)	A2	4.500%	04/01/15	15,700	16,473,162
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.875%	01/15/13	15,000	15,926,490
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	4.900%	05/01/13	5,250	5,606,312
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375%	08/15/11	2,500	2,600,725
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375%	09/11/12	4,000	4,263,384
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375%	05/15/14	20,300	23,331,866
Bank of America Corp., Sub. Notes	A3	4.750%	08/15/13	7,000	7,387,912
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(d)	Aa2	2.950%	06/18/15	15,000	15,774,255
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(e)	Aa2	5.125%	08/27/13	4,600	5,120,196
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Notes, 144A(d)	Aa2	2.450%	09/11/15	18,500	18,717,560
Bank One Corp., Sub. Notes	A1	5.900%	11/15/11	5,000	5,271,140
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	2.500%	01/23/13	8,700	8,888,947
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.200%	07/10/14	7,050	7,815,792
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.450%	09/12/12	550	595,730
BB&T Corp., Sr. Unsec’d. Notes, MTN	A1	3.850%	07/27/12	5,000	5,239,920
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.350%	02/01/12	3,000	3,170,868
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	10,230	10,661,941
Capital One Financial Corp., Sr. Unsec’d. Notes(d)	Baa1	7.375%	05/23/14	10,409	12,150,967
Citigroup Capital XIII (Capital Security, fixed to floating preferred)	Ba1	7.875%	10/30/40	108	2,700,000
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.750%	05/19/15	6,000	6,312,558
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.250%	02/27/12	3,000	3,151,104
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%	04/11/13	38,815	41,642,401
Citigroup, Inc., Sr. Unsec’d. Notes, MTN(d)	A3	5.500%	10/15/14	9,295	10,085,716
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.850%	07/02/13	4,000	4,325,976
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.000%	12/13/13	6,540	7,170,351
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.375%	08/12/14	16,225	18,017,473
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.500%	08/19/13	10,915	12,059,656
Citigroup, Inc., Sub. Notes	Baa1	4.875%	05/07/15	2,000	2,075,192
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	9,360	9,721,670
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN	Aa1	3.750%	10/15/14	12,445	13,300,158
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	10,182	10,816,278
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	5.000%	05/15/13	22,636	24,660,405
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	5.500%	05/01/14	2,250	2,520,396
Credit Suisse USA, Inc., Gtd. Notes	Aa1	6.125%	11/15/11	1,250	1,322,537
Credit Suisse USA, Inc., Gtd. Notes	Aa1	6.500%	01/15/12	2,000	2,139,770
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	Aa3	2.375%	01/11/13	5,000	5,114,805
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes, MTN	Aa3	4.875%	05/20/13	12,500	13,578,325
FIA Card Services NA, Sub. Notes, MTN	A1	6.625%	06/15/12	3,000	3,196,038
FIA Card Services NA, Sub. Notes	A1	7.125%	11/15/12	6,375	6,950,446
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	6.250%	05/01/13	430	470,815
Goldman Sachs Group, Inc. (The), Sr. Notes(d)	A1	3.700%	08/01/15	11,620	11,888,550
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	3.625%	08/01/12	3,965	4,126,958
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.750%	07/15/13	11,000	11,810,095
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.125%	01/15/15	10,000	10,825,600
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.150%	01/15/14	15,259	16,563,370
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	10/15/13	5,830	6,336,580
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	3,005	3,240,784
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.000%	05/01/14	12,500	13,945,663
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.600%	01/15/12	2,375	2,531,220
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	1.625%	08/12/13	5,000	5,019,420
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	3.500%	06/28/15	6,730	7,059,514
HSBC Bank PLC (United Kingdom), Sub. Notes	A2	6.950%	03/15/11	1,338	1,374,992
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	5.250%	12/12/12	8,997	9,648,788

ICICI Bank Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	11/16/10	440	442,223
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.400%	06/24/15	10,000	10,381,170
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.700%	01/20/15	13,175	13,917,121
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	5.375%	10/01/12	1,000	1,082,010
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	5.375%	01/15/14	12,415	13,714,106
JPMorgan Chase & Co., Sub. Notes	A1	5.125%	09/15/14	34,861	38,222,821
JPMorgan Chase & Co., Sub. Notes	A1	5.750%	01/02/13	20,437	22,246,737
JPMorgan Chase & Co., Sub. Notes	A1	6.750%	02/01/11	500	509,969
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A2	8.000%	05/15/48	16	432,480
KeyBank NA, Sub. Notes(d)	A3	5.700%	08/15/12	1,300	1,374,776
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(d)	Aa3	4.375%	01/12/15	14,400	14,747,314
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.450%	02/05/13	15,220	16,345,367
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.050%	08/15/12	1,665	1,787,063
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.000%	07/24/15	17,000	17,325,397
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN(d)	A2	4.100%	01/26/15	5,000	5,165,635
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.200%	11/20/14	10,000	10,367,210
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	7,810	8,410,831
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	475	509,670
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.750%	08/31/12	10,000	10,724,200
Morgan Stanley, Sr. Unsec’d. Notes, MTN(d)	A2	6.000%	05/13/14	10,000	10,978,500
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	9,590	10,543,572
Morgan Stanley, Sr. Unsec’d. Notes(d)	A2	6.600%	04/01/12	10,000	10,754,200
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.750%	04/15/11	3,000	3,089,940
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A(d)	Aa1	2.500%	01/08/13	10,000	10,228,300
National City Bank, Sub. Notes	A2	4.625%	05/01/13	3,350	3,564,075
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	3.700%	11/13/14	7,900	8,344,462
Northern Trust Corp., Sr. Unsec’d. Notes	A1	5.500%	08/15/13	1,385	1,557,203
PNC Funding Corp., Gtd. Notes	A3	3.000%	05/19/14	5,575	5,767,388
PNC Funding Corp., Gtd. Notes	A3	3.625%	02/08/15	4,575	4,829,137
PNC Funding Corp., Gtd. Notes	A3	4.250%	09/21/15	6,500	7,002,476
PNC Funding Corp., Gtd. Notes	A3	5.400%	06/10/14	3,630	4,050,924
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	2.650%	08/17/12	3,000	3,096,723
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	3,850	4,101,906
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes., 144A, MTN(d)	Aa3	4.875%	08/25/14	5,250	5,569,568
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	16,125	16,531,431
State Street Corp., Sr. Unsec’d. Notes	A1	4.300%	05/30/14	3,500	3,847,876
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa2	2.150%	07/22/13	9,500	9,726,841
SunTrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	11/05/12	610	645,059
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	2.875%	09/14/12	7,140	7,345,996
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A(d)	Aa2	4.875%	06/10/14	2,500	2,732,615
UBS AG (Switzerland), Sr. Unsec’d. Notes, Ser. DPNT, MTN(d)	Aa3	3.875%	01/15/15	2,500	2,609,310
US Bancorp, Sr. Unsec’d. Notes	Aa3	2.000%	06/14/13	17,075	17,478,807
US Bank NA, Sub. Notes	Aa2	6.300%	02/04/14	665	761,656
Wachovia Corp., Sr. Unsec’d. Notes(c)	A1	0.636%	04/23/12	5,000	4,978,960
Wachovia Corp., Sr. Unsec’d. Notes, MTN(c)(d)	A1	2.236%	05/01/13	5,000	5,145,405
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.500%	05/01/13	24,100	26,490,599
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.700%	08/01/13	4,900	5,427,446
Wachovia Corp., Sub. Notes	A2	5.250%	08/01/14	7,650	8,315,320
Wells Fargo & Co., Sr. Unsec’d. Notes, Ser. I, MTN	A1	3.750%	10/01/14	5,000	5,298,180
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.250%	10/23/12	12,682	13,724,143
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(c)	Ba1	7.700%	12/29/49	500	518,750
Wells Fargo Capital XV, Ltd. Gtd. Notes(c)	Ba1	9.750%	12/31/49	5,000	5,500,000
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes(d)	Aa1	2.250%	11/19/12	13,245	13,500,734
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	Aa1	4.200%	02/27/15	5,000	5,373,785

					993,106,052

Brokerage — 0.4%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	3.500%	12/10/14	5,980	6,345,533
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	4.950%	06/01/14	2,150	2,388,629
Janus Capital Group, Inc., Sr. Unsec’d. Notes	Baa3	6.500%	06/15/12	650	681,823
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,520	336,300
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.625%	01/24/13	1,000	230,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.000%	07/19/12	900	199,125
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	Baa2	5.000%	03/04/15	5,760	6,221,157

					16,402,567

Building Materials & Construction — 0.3%
CRH America, Inc., Gtd. Notes	Baa1	5.300%	10/15/13	2,000	2,146,772
CRH America, Inc., Gtd. Notes	Baa1	5.625%	09/30/11	570	593,389
CRH America, Inc., Gtd. Notes	Baa1	6.950%	03/15/12	6,000	6,404,838
D.R. Horton, Inc., Gtd. Notes(d)	Ba3	6.000%	04/15/11	2,510	2,550,788

Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	700	721,206
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba2	6.875%	01/15/16	1,400	1,457,750

					13,874,743

Cable — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	9,600	10,176,000
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	8.375%	03/15/13	4,780	5,550,976
Comcast Cable Communications LLC, Gtd. Notes	Baa1	6.750%	01/30/11	1,810	1,845,187
Comcast Corp., Gtd. Notes	Baa1	5.300%	01/15/14	6,300	7,039,809
Comcast Corp., Gtd. Notes	Baa1	5.450%	11/15/10	1,145	1,151,380
Comcast Corp., Gtd. Notes	Baa1	5.500%	03/15/11	1,800	1,838,722
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	13,200	15,476,960
Comcast Holdings Corp., Gtd. Notes	Baa2	10.625%	07/15/12	3,000	3,467,106
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.450%	12/15/14	3,501	3,960,401
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	10/01/15	4,000	4,501,436
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	03/15/11	390	400,392
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	7.750%	11/01/10	2,300	2,312,298
COX Communications, Inc., Unsec’d. Notes	Baa2	4.625%	06/01/13	1,950	2,103,401
COX Communications, Inc., Unsec’d. Notes	Baa2	7.125%	10/01/12	765	846,926
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	17,475	19,085,985
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	7.625%	05/15/16	2,500	2,787,500
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	4,500	4,657,500
Time Warner Cable, Inc., Gtd. Notes(d)	Baa2	3.500%	02/01/15	6,600	6,927,545
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,880	3,085,531
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.200%	07/01/13	7,560	8,516,718
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	9,535	11,379,555

					117,111,328

Capital Goods — 2.4%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.900%	12/17/12	6,400	6,542,701
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.850%	12/07/12	6,270	6,799,552
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	6.200%	09/30/13	455	520,666
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125%	04/15/15	3,000	3,306,093
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.625%	10/15/12	1,086	1,170,621
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10) (a)(g)	Baa2	2.750%	07/01/13	3,335	3,407,043
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $6,241,857; purchased 10/10/07- 01/22/10)(a)(g)	Baa2	5.800%	10/15/12	5,900	6,371,404
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(a) (g)	Baa2	5.900%	11/15/15	1,000	1,141,264
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,406,536; purchased 01/18/06- 10/22/09)(a)(g)	Baa2	8.000%	01/15/11	3,196	3,256,289
Harsco Corp., Sr. Unsec’d. Notes	Baa1	2.700%	10/15/15	14,025	14,087,958
Honeywell International, Inc., Sr. Unsec’d. Notes(h)	A2	3.875%	02/15/14	2,820	3,073,453
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150%	04/01/14	2,000	2,269,756
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900%	05/01/14	3,500	3,852,166
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	1.875%	06/17/13	6,400	6,543,936
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.950%	03/09/15	4,840	5,112,603
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	4.500%	04/03/13	2,500	2,701,910
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	4.950%	12/17/12	1,565	1,698,183
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.250%	10/01/12	1,000	1,086,988
Republic Services, Inc., Gtd. Notes	Baa3	6.750%	08/15/11	2,625	2,747,892
Siemens Financieringsmaatschappij NV (Netherlands), Gtd. Notes, 144A	A1	5.500%	02/16/12	508	538,426
Textron, Inc., Sr. Unsec’d. Notes	Baa3	6.200%	03/15/15	6,000	6,673,404
Timken Co. (The), Sr. Unsec’d. Notes	Baa3	6.000%	09/15/14	2,665	2,963,275
Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	4.125%	10/15/14	1,100	1,197,276
Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.750%	02/15/11	1,000	1,022,638
Waste Management, Inc., Gtd. Notes	Baa3	6.375%	11/15/12	7,730	8,481,542
Waste Management, Inc., Gtd. Notes	Baa3	6.375%	03/11/15	1,000	1,172,644

					97,739,683

Chemicals — 1.6%
Chevron Phillips Chemical Co. LLC, Sr. Notes, 144A	Baa1	7.000%	06/15/14	2,500	2,891,215
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	Baa3	5.900%	02/15/15	14,000	15,611,134
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.000%	10/01/12	476	515,757
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	1,580	1,603,896
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	Baa3	7.600%	05/15/14	13,083	15,281,507
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	3.250%	01/15/15	6,670	7,134,612
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000%	01/15/13	735	803,985
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000%	07/15/13	1,145	1,275,367
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	6,745	7,504,642
INVISTA, Gtd. Notes, 144A (original cost $482,366; purchased date 05/12/10)(a)(g)	Ba3	9.250%	05/01/12	477	482,963

Lubrizol Corp., Gtd. Notes	Baa2	5.500%	10/01/14	5,860	6,462,525
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	5.250%	05/15/14	7,000	7,773,878
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,000	1,095,200

					68,436,681

Consumer — 0.8%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa2	5.450%	10/15/12	8,079	8,779,086
Colgate-Palmolive Co., Sr. Unsec’d. Notes, Ser. F, MTN	Aa3	3.150%	08/05/15	6,600	7,110,490
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	01/15/11	2,165	2,189,880
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	1,250	1,418,225
Koninklijke Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625%	03/11/13	1,000	1,083,948
Procter & Gamble Co. (The), Sr. Unsec’d. Notes, MTN(d)	Aa3	3.150%	09/01/15	4,500	4,851,450
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	3.500%	02/15/15	2,000	2,183,806
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	415	429,368
Whirlpool Corp., Unsec’d. Notes, MTN	Baa3	8.600%	05/01/14	3,000	3,572,043

					31,618,296

Electric — 6.1%
Alabama Power Co., Sr. Unsec’d. Notes, Ser. HH	A2	5.100%	02/01/11	835	847,264
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000%	10/15/14	2,000	2,101,944
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875%	05/15/14	5,000	5,792,180
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	2,640	2,781,530
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.125%	07/01/13	950	1,063,685
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	A3	7.000%	03/01/14	4,310	5,085,085
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650%	12/15/13	3,300	3,602,452
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	4.250%	09/30/15	10,675	10,767,104
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	5.550%	04/01/14	2,500	2,833,148
Consolidated Natural Gas Co., Sr. Unsec’d. Notes, Ser. C	Baa2	6.250%	11/01/11	5,000	5,272,900
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,500	1,644,111
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400%	12/01/13	2,000	2,301,690
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	5.200%	10/15/12	5,000	5,403,235
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	6.400%	10/01/13	1,000	1,144,656
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	2.250%	09/01/15	5,000	5,044,765
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. B	Baa2	6.250%	06/30/12	2,000	2,179,724
DTE Energy Co., Sr. Unsec’d. Notes	Baa2	7.050%	06/01/11	6,320	6,574,917
DTE Energy Co., Sr. Unsec’d. Notes	Baa2	7.625%	05/15/14	1,550	1,842,869
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.950%	09/15/14	5,000	5,386,325
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	5.650%	06/15/13	1,700	1,893,322
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.300%	02/01/14	6,700	7,654,562
Duke Energy Ohio, Inc., First Mtge. Bonds	A2	2.100%	06/15/13	5,000	5,133,965
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	5.375%	11/02/12	1,000	1,038,934
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	3.875%	10/07/14	15,080	15,802,799
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	5.700%	01/15/13	620	668,821
Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600%	06/01/15	2,475	2,598,676
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. B	Baa3	6.450%	11/15/11	25	26,198
FirstEnergy Solutions Corp., Gtd. Notes	Baa2	4.800%	02/15/15	4,200	4,514,395
FPL Group Capital, Inc., Gtd. Notes	Baa1	2.600%	09/01/15	8,300	8,362,101
FPL Group Capital, Inc., Gtd. Notes	Baa1	5.350%	06/15/13	705	771,729
FPL Group Capital, Inc., Gtd. Notes	Baa1	5.625%	09/01/11	275	286,910
Great Plains Energy, Inc., Sr. Unsec’d. Notes	Baa3	2.750%	08/15/13	3,330	3,344,725
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	A3	3.800%	09/11/14	11,025	11,326,236
Interstate Power & Light Co., Debs	A3	3.300%	06/15/15	3,200	3,333,290
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	2,000	2,242,540
MidAmerican Energy Co., Sr. Unsec’d. Notes	A2	5.650%	07/15/12	2,175	2,342,131
MidAmerican Energy Holdings Co., Unsec’d. Notes	Baa1	3.150%	07/15/12	5,000	5,169,675
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	6,965	7,147,831
National Rural Utilities Cooperative Finance Corp	A1	2.625%	09/16/12	3,200	3,308,570
Nevada Power Co., Genl. Ref. Mtge., Ser. A	Baa3	8.250%	06/01/11	1,785	1,866,712
Nevada Power Co., Genl. Ref. Mtge., Ser. L	Baa3	5.875%	01/15/15	13,350	15,308,512
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553%	10/01/14	4,750	5,011,450
NiSource Finance Corp., Gtd. Notes	Baa3	6.150%	03/01/13	600	659,201
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	5.950%	09/01/13	7,100	7,954,364
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	05/01/12	4,202	4,576,688
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	3,000	3,487,635
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250%	12/01/13	13,500	15,406,834
PECO Energy Co., First Mtge. Bonds	A1	5.000%	10/01/14	2,685	3,030,079
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	3,400	3,871,056
PSEG Power LLC, Gtd. Notes	Baa1	2.500%	04/15/13	9,190	9,442,955
PSEG Power LLC, Gtd. Notes	Baa1	5.125%	04/15/20	6,763	7,435,601
PSEG Power LLC, Gtd. Notes	Baa1	6.950%	06/01/12	260	284,817
Southern California Edison Co.	A1	5.750%	03/15/14	2,425	2,786,708
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	4.150%	05/15/14	1,500	1,625,040

TECO Finance, Inc., Gtd. Notes	Baa3	4.000%	03/15/16	4,000	4,167,404
TECO Finance, Inc., Gtd. Notes	Baa3	7.000%	05/01/12	1,378	1,494,992
Transalta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750%	01/15/15	3,860	4,187,756
Virginia Electric and Power Co., Sr. Unsec’d. Notes	Baa1	5.100%	11/30/12	900	979,109
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A1	6.000%	04/01/14	435	503,595

					252,717,502

Energy — Integrated — 2.9%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	03/10/12	6,000	6,117,498
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	8,945	8,991,988
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.625%	05/08/14	2,000	2,068,924
BP Capital Markets PLC (United Kingdom), Gtd. Notes(d)	A2	5.250%	11/07/13	17,610	19,179,615
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	8,875	9,770,212
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950%	03/03/14	3,240	3,542,963
ConocoPhillips, Gtd. Notes	A1	4.600%	01/15/15	2,300	2,583,130
ConocoPhillips, Gtd. Notes	A1	4.750%	10/15/12	1,500	1,617,486
ConocoPhillips, Gtd. Notes	A1	4.750%	02/01/14	13,840	15,417,954
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500%	04/15/13	2,400	2,659,423
Hess Corp., Sr. Unsec’d. Notes(d)	Baa2	7.000%	02/15/14	10,210	11,947,813
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.250%	06/15/12	2,707	2,911,121
Marathon Oil Canada Corp. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	855	941,423
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	1,598	1,751,350
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000%	07/15/13	4,000	4,239,764
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	14,965	16,213,216
Statoil ASA (Norway), Gtd. Notes	Aa2	2.900%	10/15/14	2,325	2,439,002
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%	04/15/14	8,200	8,891,153
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	6.875%	07/18/11	750	773,438

					122,057,473

Energy — Other — 1.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	5.950%	09/15/16	4,000	4,367,716
Apache Corp., Sr. Unsec’d. Notes	A3	5.250%	04/15/13	1,405	1,531,579
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa2	5.150%	02/01/13	880	952,008
Delek & Avner Yam Tethys Ltd. (Israel), Sr. Sec’d. Notes, 144A	Baa3	5.326%	08/01/13	157	157,935
Devon Energy Corp., Sr. Notes	Baa1	5.625%	01/15/14	9,843	11,056,790
Devon Financing Corp. (Canada), Gtd. Notes	Baa1	6.875%	09/30/11	2,000	2,115,834
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800%	05/01/14	5,495	6,236,358
EOG Resources, Inc., Sr. Unsec’d. Notes	A3	2.950%	06/01/15	4,440	4,655,420
Nabors Industries, Inc., Gtd. Notes	Baa2	5.375%	08/15/12	550	583,081
Premcor Refining Group, Inc. (The), Gtd. Notes	Baa2	6.125%	05/01/11	3,545	3,621,572
Weatherford International, Inc., Gtd. Notes	Baa2	5.950%	06/15/12	990	1,061,522
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500%	11/10/14	4,800	5,150,822
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	4.625%	06/15/13	3,350	3,679,931
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	5.750%	12/15/13	2,000	2,299,036
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	5.900%	08/01/12	7,890	8,609,260
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	6.250%	04/15/13	2,500	2,827,538

					58,906,402

Foods — 8.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(d)	Baa2	3.000%	10/15/12	12,100	12,563,236
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(d)	Baa2	5.375%	11/15/14	19,000	21,326,512
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.200%	01/15/14	19,040	22,186,722
Bottling Group LLC, Gtd. Notes	Aa3	6.950%	03/15/14	3,300	3,912,269
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	4,400	4,697,229
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.875%	05/15/13	3,325	3,598,810
Campbell Soup Co., Sr. Unsec’d. Notes	A2	5.000%	12/03/12	1,230	1,342,266
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,308,730; purchased 08/11/09- 08/19/09)(a)(g)	A2	5.200%	01/22/13	6,000	6,503,028
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	3.625%	03/15/14	2,700	2,918,168
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	3,230	3,578,142
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	7.375%	03/03/14	1,000	1,202,078
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	8.500%	02/01/12	2,425	2,653,353
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	04/15/14	6,000	6,850,266
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	5.625%	10/15/12	7,180	7,769,930
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875%	02/01/14	7,664	8,650,112
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.125%	01/30/12	5,390	5,690,891
Diageo Capital PLC (United Kingdom), Gtd. Notes(d)	A3	5.200%	01/30/13	4,045	4,408,366
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	7.375%	01/15/14	12,195	14,447,258
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa2	2.350%	12/21/12	9,250	9,491,249
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	1,000	1,119,447
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200%	03/17/15	1,000	1,144,303
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	08/15/13	1,210	1,350,583
General Mills, Inc., Sr. Unsec’d. Notes(d)	Baa1	5.650%	09/10/12	2,981	3,249,418
General Mills, Inc., Sr. Unsec’d. Notes(d)	Baa1	6.000%	02/15/12	421	449,035

General Mills, Inc., Sr. Unsec’d. Notes, MTN	Baa1	8.022%	02/05/13	3,000	3,436,587
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	5.350%	07/15/13	1,100	1,214,971
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	9,835	10,274,743
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000%	04/01/13	575	630,345
International CCE, Inc., Sr. Unsec’d. Notes	A3	2.125%	09/15/15	10,000	10,011,620
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125%	12/03/12	1,265	1,374,426
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	02/09/16	10,250	11,087,425
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	11/01/11	3,200	3,360,832
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	02/11/13	16,685	18,530,244
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	06/01/12	3,600	3,911,753
Kraft Foods, Inc., Sr. Unsec’d. Notes(d)	Baa2	6.750%	02/19/14	1,000	1,162,806
Kraft Foods, Inc., Unsec’d. Notes	Baa2	5.250%	10/01/13	3,850	4,258,366
Kroger Co. (The), Gtd. Notes	Baa2	5.000%	04/15/13	2,570	2,799,722
Kroger Co. (The), Gtd. Notes	Baa2	6.200%	06/15/12	4,750	5,158,068
Kroger Co. (The), Gtd. Notes(d)	Baa2	7.500%	01/15/14	9,385	11,090,639
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250%	09/01/13	1,150	1,288,741
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	4.300%	03/01/13	1,000	1,082,047
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500%	11/01/14	3,335	3,517,618
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550%	06/15/15	4,393	5,313,303
PepsiAmericas, Inc., Sr. Unsec’d. Notes	Baa1	4.375%	02/15/14	1,000	1,100,489
PepsiAmericas, Inc., Sr. Unsec’d. Notes	Baa1	5.625%	05/31/11	285	294,276
PepsiAmericas, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	07/31/12	2,263	2,465,043
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	5.500%	08/15/13	1,643	1,806,794
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	6.200%	07/01/11	17,924	18,604,001
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	5.800%	08/15/12	2,845	3,076,168
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	03/15/14	4,020	4,613,135
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	03/01/11	12,267	12,531,599
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	2.750%	09/15/15	9,725	9,856,540
Sara Lee Corp., Sr. Unsec’d. Notes(d)	Baa1	3.875%	06/15/13	13,405	14,240,386
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	4,150	4,155,188
Unilever Capital Corp., Gtd. Notes	A1	3.650%	02/15/14	2,800	3,011,176
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550%	09/22/15	6,810	6,893,559
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	2,500	2,724,140
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	7.700%	07/01/12	4,325	4,763,252
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	2,130	2,218,548

					342,961,221

Gaming — 0.1%
MGM Resorts International, Sr. Sec’d. Notes(d)	B1	13.000%	11/15/13	2,000	2,350,000

Healthcare & Pharmaceutical — 5.7%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	11,040	11,596,560
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	5,600	6,046,113
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.400%	09/15/12	5,844	6,367,079
Baxter Finco BV (Netherlands), Gtd. Notes	A3	4.750%	10/15/10	830	831,433
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000%	03/01/14	1,990	2,176,296
Beckman Coulter, Inc., Sr. Unsec’d. Notes	Baa3	6.000%	06/01/15	3,000	3,428,847
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	4.250%	01/12/11	1,150	1,158,094
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	5.450%	06/15/14	3,120	3,311,768
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.000%	06/15/11	1,960	2,015,198
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes(d)	A2	5.250%	08/15/13	2,000	2,224,576
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	5.500%	06/15/13	3,250	3,565,880
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	5.650%	06/15/12	7,865	8,406,961
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	4.125%	08/01/12	4,690	4,907,184
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	5.125%	08/01/14	2,940	3,242,644
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.150%	10/15/10	720	721,289
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.450%	10/15/12	2,400	2,613,139
Eli Lilly & Co., Sr. Unsec’d. Notes	A1	3.550%	03/06/12	5,000	5,195,865
Express Scripts, Inc., Gtd. Notes	Baa3	5.250%	06/15/12	12,750	13,611,288
Genzyme Corp., Gtd. Notes, 144A	Baa2	3.625%	06/15/15	7,200	7,635,240
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	4.850%	05/15/13	4,600	5,059,407
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550%	03/30/12	12,665	13,588,380
Hospira, Inc., Sr. Unsec’d. Notes, Ser. G	Baa3	6.400%	05/15/15	2,200	2,549,584
McKesson Corp., Sr. Unsec’d. Notes	Baa2	5.250%	03/01/13	2,765	3,003,664
McKesson Corp., Sr. Unsec’d. Notes	Baa2	6.500%	02/15/14	5,910	6,780,259
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	2.750%	09/15/15	5,500	5,586,608
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	03/15/13	11,782	13,026,839
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	08/15/13	2,000	2,310,318
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000%	03/15/15	9,770	10,345,854
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.500%	03/15/14	1,000	1,105,427
Novartis Capital Corp., Gtd. Notes(d)	Aa2	2.900%	04/24/15	10,000	10,542,870
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	2,525	2,757,257

Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	2,300	2,653,611
Quest Diagnostics, Inc., Gtd. Notes	Baa2	5.125%	11/01/10	535	536,554
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.000%	03/01/14	3,190	3,566,615
Schering-Plough Corp., Sr. Unsec’d. Notes	Aa3	5.300%	12/01/13	2,700	3,041,917
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	2,000	2,110,000
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750%	07/15/14	4,700	5,039,974
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes	A3	5.550%	02/01/16	5,000	5,823,915
Teva Pharmaceutical Finance III LLC, Gtd. Notes(d)	A3	1.500%	06/15/12	21,000	21,259,644
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.150%	12/28/12	1,180	1,202,913
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.200%	05/01/15	5,300	5,586,741
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	08/15/14	4,000	4,357,812
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	10,000	11,070,110
Wyeth, Gtd. Notes	A1	5.500%	02/01/14	3,000	3,404,547

					235,366,274

Healthcare Insurance — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	06/15/11	1,290	1,334,269
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	2,856	3,005,363
Coventry Health Care, Inc., Sr. Unsec’d. Notes(d)	Ba1	5.875%	01/15/12	8,900	9,232,424
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.300%	08/15/14	4,700	5,032,285
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450%	06/01/16	3,500	3,885,508
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	02/15/13	921	989,862
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	04/01/13	4,150	4,474,982
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.125%	11/15/10	600	603,061
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,500	1,528,509
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/12	4,000	4,335,744
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	01/15/11	1,330	1,345,502
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/14	12,833	14,532,859
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	6.800%	08/01/12	738	809,199

					51,109,567

Insurance — 4.5%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	4,265	4,821,583
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000%	08/15/14	3,795	4,229,190
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	6.200%	05/16/14	1,750	2,042,455
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%	04/30/13	5,875	6,492,504
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	4,500	4,646,250
AON Corp., Sr. Unsec’d. Notes	Baa2	3.500%	09/30/15	7,315	7,452,383
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	5,180	5,522,160
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.600%	05/15/13	1,000	1,089,734
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	5.000%	08/15/13	1,325	1,465,985
Chubb Corp., Sr. Unsec’d. Notes	A2	5.200%	04/01/13	570	625,425
Chubb Corp., Sr. Unsec’d. Notes	A2	6.000%	11/15/11	5,000	5,282,245
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150%	10/15/15	4,639	5,006,622
Hartford Financial Services Group, Inc.(The), Sr. Unsec’d. Notes	Baa3	4.000%	03/30/15	16,425	16,805,025
Hartford Financial Services Group, Inc.(The), Sr. Unsec’d. Notes	Baa3	5.250%	10/15/11	405	420,066
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250%	09/01/12	4,800	5,137,147
Lincoln National Corp., Sr. Unsec’d. Notes(d)	Baa2	4.300%	06/15/15	3,235	3,429,744
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.750%	02/15/14	3,255	3,452,432
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	5.650%	08/27/12	7,800	8,342,560
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.200%	12/15/11	7,750	8,204,429
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	2.875%	04/21/14	5,000	5,262,410
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	3.625%	07/16/12	2,750	2,868,660
MetLife, Inc., Sr. Unsec’d. Notes	A3	2.375%	02/06/14	8,730	8,822,433
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.500%	06/15/14	1,500	1,668,432
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	5,000	5,286,665
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	2.500%	09/29/15	6,645	6,657,466
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	2.875%	09/17/12	10,000	10,313,200
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A, MTN	Aa3	5.125%	04/10/13	9,500	10,339,752
New York Life Global Funding, Gtd. Notes, 144A, MTN	Aaa	2.250%	12/14/12	8,450	8,663,253
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	6,840	7,405,969
Principal Life Income Funding Trusts, Sr. Sec’d. Notes	Aa3	5.200%	11/15/10	740	743,961
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300%	04/24/13	500	541,023
Progressive Corp. (The), Sr. Unsec’d. Notes	A1	6.375%	01/15/12	875	925,880
Tiaa Global Markets, Inc., Notes, 144A, MTN(d)	Aa1	5.125%	10/10/12	3,550	3,841,803
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	A2	5.375%	06/15/12	925	986,095
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.500%	12/01/15	3,855	4,398,065
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	7,375	7,695,680
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	6,300	6,713,381

					187,602,067

Lodging — 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	06/15/12	10,700	11,200,589
Sheraton Holding Corp., Gtd. Notes	Ba1	7.375%	11/15/15	1,690	1,854,775

Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	1,000	1,072,500
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(d)	Ba1	6.250%	02/15/13	1,046	1,112,682
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(d)	Ba1	7.875%	10/15/14	1,000	1,120,000

					16,360,546

Media & Entertainment — 1.7%
CBS Corp., Gtd. Notes	Baa3	6.625%	05/15/11	77	79,640
CBS Corp., Gtd. Notes	Baa3	8.200%	05/15/14	3,000	3,573,411
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	4,000	4,140,000
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.100%	04/01/14	7,830	7,866,371
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.650%	04/30/15	7,750	8,180,559
News America Holdings, Inc., Gtd. Notes	Baa1	8.000%	10/17/16	3,000	3,799,845
News America Holdings, Inc., Gtd. Notes	Baa1	9.250%	02/01/13	3,000	3,503,121
Rainbow National Services LLC, Gtd. Notes, 144A	Ba3	8.750%	09/01/12	5,200	5,219,500
Time Warner, Inc., Gtd. Notes	Baa2	3.150%	07/15/15	13,200	13,682,183
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	09/15/15	4,195	4,504,683
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.375%	09/15/14	8,850	9,605,799
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	6,800	7,402,847
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	4.500%	12/15/13	665	736,930

					72,294,889

Metals — 2.7%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150%	09/27/13	9,375	9,443,062
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	4,500	4,548,065
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	5.375%	06/01/13	10,300	11,059,213
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	9.000%	02/15/15	4,325	5,219,332
Barrick Gold Financeco LLC (Canada), Gtd. Notes, MTN	Baa1	6.125%	09/15/13	10,130	11,533,015
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.000%	12/15/10	825	832,192
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.125%	03/29/12	5,645	5,978,168
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.250%	12/15/15	3,000	3,428,943
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500%	04/01/14	10,900	12,265,127
Nucor Corp., Sr. Unsec’d. Notes	A2	5.000%	06/01/13	750	819,568
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(b)	4.500%	05/15/13	8,200	8,760,593
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(b)	4.875%	09/15/12	3,850	4,097,717
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,560	1,738,728
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	8.950%	05/01/14	14,900	18,396,255
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa3	9.750%	05/15/14	3,313	4,084,657
U.S. Steel Corp., Sr. Unsec’d. Notes(d)	Ba2	5.650%	06/01/13	800	834,000
Xstrata Canada Corp. (Canada), Gtd. Notes(d)	Baa2	7.250%	07/15/12	2,490	2,707,297
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.350%	06/05/12	5,460	5,947,212
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	820	859,205

					112,552,349

Non-Captive Finance — 3.0%
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	3,800	4,123,486
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	2,550	2,680,456
General Electric Capital Corp., Notes, Ser. G, MTN	Aa2	5.250%	10/19/12	4,000	4,306,600
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	2.800%	01/08/13	10,000	10,298,520
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(d)	Aa2	3.500%	06/29/15	15,000	15,693,480
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.800%	05/01/13	16,000	17,270,016
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.875%	03/04/15	1,700	1,866,819
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN	Aa2	5.875%	02/15/12	9,358	9,974,159
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	21,000	23,784,684
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(d)	Ba3	6.500%	09/01/14	1,910	2,048,475
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	4.750%	01/13/12	5,000	5,000,000
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.450%	03/24/11	635	637,381
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.375%	03/25/13	1,750	1,758,750
SLM Corp., Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000%	10/01/13	1,400	1,371,978
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	3,000	2,856,843
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%	08/27/12	9,420	9,522,942
SLM Corp., Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.375%	01/15/13	1,165	1,174,499
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.400%	10/25/11	7,750	7,830,135
SLM Corp., Sr. Unsec’d. Notes	Ba1	5.450%	04/25/11	3,000	3,029,790

					125,229,013

Packaging — 0.5%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa1	5.650%	08/01/14	3,775	4,266,754
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625%	07/15/13	15,000	16,010,670

					20,277,424

Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.125%	05/15/11	1,000	1,037,500
International Paper Co., Sr. Unsec’d. Notes	Baa3	5.250%	04/01/16	2,500	2,706,235
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.400%	06/15/14	3,000	3,474,732

					7,218,467

Pipelines & Other — 1.6%
AGL Capital Corp., Gtd. Notes	Baa1	7.125%	01/14/11	7,250	7,374,156
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	4.950%	10/15/14	950	1,046,040
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	5.125%	01/15/13	5,000	5,393,965
DCP Midstream LLC, Notes, 144A	Baa2	9.700%	12/01/13	2,620	3,210,498
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.650%	08/01/12	3,750	3,989,633
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	8.500%	04/15/14	2,500	2,968,290
Enterprise Products Operating LLC, Gtd. Notes	Baa3	3.700%	06/01/15	5,000	5,248,520
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12	8,075	8,504,122
Enterprise Products Operating LLC, Gtd. Notes, Ser. M	Baa3	5.650%	04/01/13	5,000	5,456,175
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.625%	02/15/15	3,600	4,035,074
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.850%	09/15/12	1,050	1,133,732
ONEOK Partners LP, Gtd. Notes	Baa2	5.900%	04/01/12	600	639,977
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	4.250%	09/01/12	5,275	5,501,888
Transcanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	4.000%	06/15/13	2,750	2,950,629
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, Ser. B	Baa2	8.875%	07/15/12	1,000	1,121,048
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	3.800%	02/15/15	8,300	8,733,526

					67,307,273

Railroads — 1.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.875%	01/15/15	5,000	5,562,510
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	5.900%	07/01/12	445	481,316
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.875%	02/15/16	2,000	2,374,720
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	7.000%	02/01/14	5,000	5,851,230
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400%	03/15/13	7,150	7,699,835
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.300%	02/15/14	4,000	4,459,880
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.750%	03/15/13	675	743,702
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.250%	04/01/15	2,000	2,340,684
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.300%	03/15/12	1,900	2,036,958
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257%	09/17/14	3,000	3,357,417
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.125%	02/15/14	3,000	3,329,907
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.450%	01/31/13	4,145	4,530,966
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.500%	04/15/12	1,500	1,618,620
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	500	507,982

					44,895,727

Real Estate Investment Trusts — 1.2%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/15/12	590	619,364
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.625%	09/15/11	3,000	3,140,856
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	163	168,993
Camden Property Trust, Sr. Unsec’d. Notes	Baa1	5.875%	11/30/12	4,575	4,930,816
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	5.625%	08/15/11	440	449,374
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250%	05/15/13	3,000	3,246,042
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	7.375%	02/15/15	4,535	5,170,503
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	5.500%	10/01/12	6,810	7,316,664
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	6.625%	03/15/12	4,000	4,282,660
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	3,300	3,712,345
Liberty Property LP, Sr. Unsec’d. Notes	Baa2	6.375%	08/15/12	1,350	1,447,118
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600%	06/15/13	3,300	3,465,376
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	02/15/11	2,300	2,345,220
Nationwide Health Properties, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	07/15/11	240	249,251
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.950%	09/15/16	1,700	1,881,132
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	4.200%	02/01/15	2,280	2,446,506
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.750%	05/15/14	4,975	5,720,101

					50,592,321

Retailers — 3.0%
AutoZone, Inc., Sr. Unsec’d. Notes(d)	Baa2	5.750%	01/15/15	3,200	3,629,040
Costco Wholesale Corp., Sr. Unsec’d. Notes	A2	5.300%	03/15/12	1,700	1,813,502
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	12,500	13,056,513
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	2,000	2,216,110
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,041,950
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	2,456	2,899,202
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117%	01/10/13	6,450	6,869,423
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	3,320	3,398,850
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.250%	12/16/13	10,280	11,470,414
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.400%	03/01/16	12,000	13,663,020
J.C. Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	9.000%	08/01/12	4,800	5,292,000
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.300%	03/01/11	7,500	7,659,765
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	5.600%	09/15/12	2,000	2,179,184
Macy’s Retail Holdings, Inc., Gtd. Notes(d)	Ba1	5.350%	03/15/12	11,445	11,931,412
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	7.450%	09/15/11	1,000	1,052,500
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	06/01/14	13,433	15,749,534
Staples, Inc., Gtd. Notes	Baa2	7.750%	04/01/11	1,000	1,032,530

Target Corp., Sr. Unsec’d. Notes	A2	5.125%	01/15/13	900	982,720
Target Corp., Unsec’d. Notes	A2	5.875%	07/15/16	4,300	5,149,056
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	7,140	7,907,293
Walgreen Co., Sr. Unsec’d. Notes	A2	4.875%	08/01/13	1,100	1,220,337
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/01/14	2,500	2,650,835

					122,865,190

Technology — 2.8%
Amphenol Corp., Sr. Unsec’d. Notes	Baa3	4.750%	11/15/14	3,550	3,851,455
CA, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	12/01/14	7,000	7,918,512
Computer Sciences Corp., Sr. Unsec’d. Notes	Baa1	5.500%	03/15/13	7,600	8,264,901
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375%	06/15/12	9,000	9,370,683
Dell, Inc., Sr. Unsec’d. Notes	A2	5.625%	04/15/14	365	415,227
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	A2	6.000%	08/01/13	4,000	4,546,228
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450%	12/01/14	2,400	2,560,706
FISERV, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	1,670	1,695,030
FISERV, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	6,335	6,913,335
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	4.250%	02/24/12	2,000	2,097,002
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	6.125%	03/01/14	2,800	3,235,733
International Business Machines Corp., Sr. Unsec’d. Notes	A1	6.500%	10/15/13	4,500	5,230,931
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	575	606,849
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	Baa1	3.450%	06/14/13	3,500	3,601,105
Microsoft Corp., Sr. Notes	Aaa	1.625%	09/25/15	12,950	12,959,233
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	5,420	5,756,316
Oracle Corp., Sr. Unsec’d. Notes	A2	3.750%	07/08/14	6,005	6,544,279
Oracle Corp., Sr. Unsec’d. Notes	A2	4.950%	04/15/13	1,560	1,718,417
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	3,350	3,450,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	5,000	5,900,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750%	11/15/11	3,000	3,007,500
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	9,200	9,878,012
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	5,664	6,026,581
Xerox Corp., Sr. Unsec’d. Notes	Baa2	8.250%	05/15/14	1,500	1,798,455

					117,346,990

Telecommunications — 8.6%
ALLTEL Corp., Debs	A(b)	6.500%	11/01/13	4,000	4,522,440
America Movil SAB de CV (Mexico), Gtd. Notes	A2	3.625%	03/30/15	7,200	7,499,095
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.500%	03/01/14	6,350	7,012,457
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	A2	5.750%	01/15/15	2,600	2,939,895
AT&T Corp., Gtd. Notes	A2	7.300%	11/15/11	6,685	7,159,655
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/15/15	29,840	30,406,512
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.850%	02/15/14	2,750	3,045,378
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.950%	01/15/13	1,770	1,923,349
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.700%	11/15/13	10,800	12,504,888
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	6.500%	12/15/11	6,000	6,400,878
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150%	01/15/13	1,000	1,068,659
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.375%	12/15/10	14,619	14,849,863
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.550%	02/01/14	18,100	20,468,476
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	7.375%	11/15/13	9,350	11,064,238
CenturyTel, Inc., Sr. Unsec’d. Notes, Ser. L	Baa3	7.875%	08/15/12	4,000	4,379,656
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes(d)	Baa1	5.250%	07/22/13	5,000	5,484,480
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.875%	08/20/13	4,400	4,914,791
Embarq Corp., Sr. Unsec’d. Notes (original cost $7,262,044; purchased 06/04/07-01/28/10)(a)(g)	Baa3	6.738%	06/01/13	7,365	8,064,682
France Telecom SA (France), Sr. Unsec’d. Notes(d)	A3	2.125%	09/16/15	4,360	4,390,250
France Telecom SA (France), Sr. Unsec’d. Notes	A3	4.375%	07/08/14	5,720	6,306,088
Koninklijke KPN NV (Netherlands), Sr. Unsec’d. Notes	NR	8.000%	10/01/10	2,575	2,575,486
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	17,970	19,963,915
Qwest Corp., Sr. Unsec’d. Notes(c)	Baa3	3.542%	06/15/13	8,000	8,360,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.875%	09/01/11	5,200	5,505,500
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	12,184	13,371,940
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa2	6.250%	06/15/13	5,535	6,228,464
Sprint Capital Corp., Gtd. Notes	Ba3	7.625%	01/30/11	3,000	3,048,750
Sprint Capital Corp., Gtd. Notes(d)	Ba3	8.375%	03/15/12	4,000	4,280,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	NR	4.875%	10/01/10	1,730	1,730,168
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950%	09/30/14	9,192	9,786,998
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	13,735	14,756,843
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	5,625	6,203,194
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.200%	07/18/11	720	745,957
Telefonica Emisiones SAU (Spain), Gtd. Notes(d)	Baa1	2.582%	04/26/13	10,700	10,897,993
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949%	01/15/15	5,275	5,771,810
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.855%	02/04/13	5,000	5,456,010
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.984%	06/20/11	2,000	2,074,312

TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	7,711	8,074,466
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.350%	02/15/13	6,720	7,245,907
Verizon Florida LLC, Sr. Unsec’d. Notes, Ser. F	Baa1	6.125%	01/15/13	9,500	10,352,863
Verizon New England, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	09/15/11	4,725	4,967,993
Verizon New York, Inc., Sr. Unsec’d. Notes, Ser. A	Baa3	6.875%	04/01/12	10,000	10,786,300
Verizon Virginia, Inc., Sr. Unsec’d. Notes, Ser. A	Baa1	4.625%	03/15/13	6,350	6,802,615
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	4.150%	06/10/14	10,976	11,854,936
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.000%	09/15/15	5,175	5,822,631
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.350%	02/27/12	2,035	2,155,385
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(d)	Baa1	5.500%	06/15/11	2,630	2,717,947

					355,944,113

Tobacco — 1.4%
Altria Group, Inc., Gtd. Notes	Baa1	7.750%	02/06/14	15,150	17,884,651
Altria Group, Inc., Gtd. Notes(d)	Baa1	8.500%	11/10/13	15,800	18,919,663
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	7,500	8,233,545
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	6.875%	03/17/14	3,500	4,126,531
Reynolds American, Inc., Gtd. Notes(c)	Baa3	0.992%	06/15/11	1,000	1,001,118
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/01/13	2,750	3,089,196
Reynolds American, Inc., Gtd. Notes	Baa3	7.300%	07/15/15	2,450	2,849,134
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%	06/01/16	3,000	3,519,189

					59,623,027

TOTAL CORPORATE BONDS (cost $3,724,088,617)					3,904,522,729

FOREIGN AGENCIES — 0.7%
EDF SA (France), Sr. Unsec’d. Notes, 144A	Aa3	5.500%	01/26/14	6,725	7,588,268
Export-Import Bank of Korea (South Korea)	A1	5.875%	01/14/15	5,000	5,588,010
GAZ Capital SA (Luxembourg), Sec’d. Notes, 144A(d)	Baa1	8.125%	07/31/14	4,200	4,761,960
Korea Development Bank (South Korea)	A1	4.375%	08/10/15	3,800	4,030,960
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	5.375%	07/30/14	5,000	5,444,725
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%	10/13/10	45	45,120

TOTAL FOREIGN AGENCIES (cost $24,966,377)					27,459,043

FOREIGN LOCAL GOVERNMENTS — 0.5%
Province of Ontario Canada (Canada)	Aa1	2.700%	06/16/15	11,500	12,045,054
Province of Ontario Canada (Canada)	Aa1	4.100%	06/16/14	6,000	6,591,192

TOTAL FOREIGN LOCAL GOVERNMENTS (cost $17,491,942)					18,636,246

MUNICIPAL BONDS — 0.6%
Cornell University, Sr. Unsec’d. Notes(e)	Aa1	4.350%	02/01/14	2,000	2,198,360
Duke University, Notes	Aa1	4.200%	04/01/14	2,000	2,206,580
State of California GO, Var. Purp	A1	4.850%	10/01/14	3,200	3,373,504
State of California GO, Var. Purp. 3	A1	5.250%	04/01/14	7,750	8,240,807
State of Illinois	A1	2.766%	01/01/12	9,300	9,422,202

TOTAL MUNICIPAL BONDS (cost $24,307,675)					25,441,453

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes(d)		0.375%	08/31/12	7,895	7,889,142
U.S. Treasury Notes		0.750%	09/15/13	1,735	1,740,693
U.S. Treasury Notes		1.250%	09/30/15	7,265	7,253,652

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,875,334)					16,883,487

TOTAL LONG-TERM INVESTMENTS (cost $3,923,889,913)					4,109,758,760

SHORT-TERM INVESTMENT — 5.0%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $209,883,037; includes $183,414,031 of cash collateral received for securities on loan)(i)(j)				209,883,037	209,883,037

TOTAL INVESTMENTS — 103.9% (cost $4,133,772,950)(k)	4,319,641,797
Liabilities in excess of other assets(l) (3.9)%	(161,561,957)

NET ASSETS — 100.0%	$4,158,079,840

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GO	General Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security that has been deemed illiquid.
(b)	Standard & Poor’s Rating
(c)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $179,239,575; cash collateral of $183,414,031 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $27,846,397. The aggregate value of $29,226,673 is approximately 0.7% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$4,162,960,102	$166,212,700	$(9,531,005)	$156,681,695

The difference between book and tax basis was primarily attributable to deferred losses on wash sales and the differences in the treatment of accreting market discount and premium amortization for book and tax purposes.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and credit default swap agreements as follows:

Futures contracts open at September 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)(1)
	Long Position:
3	2 Year U.S. Treasury Notes	Dec. 2010	$656,709	$658,453	$1,744

	Short Positions:
659	5 Year U.S. Treasury Notes	Dec. 2010	79,245,611	79,651,476	(405,865)
362	10 Year U.S. Treasury Notes	Dec. 2010	45,471,808	45,628,969	(157,161)

					(563,026)

					$(561,282)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Credit default swap agreements outstanding at September 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Barclays Bank PLC	09/20/12	$1,000	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$2,342	$—	$2,342
Citibank, N.A.	09/20/12	1,000	0.320%	Clorox Co. (The), 6.125%, 02/01/11	1,008	—	1,008
Citibank, N.A.	06/20/14	3,000	1.000%	CBS Corp., 4.625%, 05/15/18	(10,582)	171,793	(182,375)
Credit Suisse International	12/20/12	2,550	1.000%	GATX Financial Corp., 5.500%, 02/15/12	26,784	18,820	7,964
Deutsche Bank AG	09/20/11	2,500	1.000%	DISH DBS Corp., 6.625%, 10/01/14	4,023	16,591	(12,568)
Deutsche Bank AG	03/20/12	4,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(201,194)	(64,473)	(136,721)
Deutsche Bank AG	06/20/13	8,000	1.000%	Qwest Corp., 7.200%, 11/10/26	(25,278)	108,969	(134,247)
Deutsche Bank AG	06/20/13	5,000	1.000%	Sealed Air Corp., 5.625%, 07/15/13	31,828	53,413	(21,585)
Deutsche Bank AG	03/20/14	1,045	7.050%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(204,543)	—	(204,543)
Goldman Sachs International	03/20/14	1,000	0.700%	Duke Energy Corp., 5.650%, 06/15/13	(11,549)	—	(11,549)
JP Morgan Chase Bank	06/20/14	3,000	5.000%	SLM Corp., 5.125%, 08/27/12	(27,976)	437,254	(465,230)
Morgan Stanley Capital Services	06/20/14	3,120	1.000%	Boston Scientific Corp., 5.450%, 06/15/14	38,613	55,277	(16,664)

					$(376,524)	$797,644	$(1,174,168)

Counterparty	Termination Date	Implied Credit Spread at September 30, 2010(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Barclays Bank PLC	12/20/11	1.253%	$10,000	1.000%	General Electric Capital Corp., 5.625%, 09/15/17	$(27,793)	$(159,530)	$131,737
Deutsche Bank AG	12/20/11	1.253%	7,500	1.000%	General Electric Capital Corp., 5.625%, 09/15/17	(20,845)	(62,142)	41,297
Deutsche Bank AG	03/20/15	1.536%	10,000	1.000%	Berkshire Hathaway, Inc., 4.625%, 10/15/13	(223,583)	(188,736)	(34,847)
Goldman Sachs International	09/20/12	0.551%	5,000	1.000%	Exelon Generation Co. LLC, 6.200%, 10/01/17	45,916	56,047	(10,131)
Goldman Sachs International	03/20/15	1.536%	10,000	1.000%	Berkshire Hathaway, Inc., 4.625%, 10/15/13	(223,583)	(177,792)	(45,791)
JP Morgan Chase Bank	09/20/12	1.463%	20,000	1.000%	General Electric Capital Corp., 5.625%, 09/15/17	(174,366)	(247,410)	73,044
JP Morgan Chase Bank	12/20/14	0.366%	10,000	1.000%	Wal-Mart Stores, Inc., 5.875%, 04/05/27	267,086	270,152	(3,066)
Morgan Stanley Capital Services	03/20/14	0.516%	2,000	1.600%	Astrazeneca PLC, 5.900%, 09/15/17	75,336	—	75,336

						$(281,832)	$(509,411)	$227,579

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$489,353	$—
Commercial Mortgage-Backed Securities	—	116,326,449	—
Corporate Bonds	—	3,904,522,729	—
Foreign Agencies	—	27,459,043	—
Foreign Local Governments	—	18,636,246	—
Municipal Bonds	—	25,441,453	—
U.S. Treasury Obligations	—	16,883,487	—
Affiliated Money Market Mutual Fund	209,883,037	—	—
Other Financial Instruments*
Futures Contracts	(561,282)	—	—
Credit Default Swaps	—	(946,589)	—

Total	$209,321,755	$4,108,812,171	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 22, 2010

*	Print the name and title of each signing officer under his or her signature.